Commodity Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Energy Related Inventory [Abstract]
Oil	$ 139	$ 165
Natural gas	18	29
NGLs	78	122
Total commodity inventories	$ 235	$ 316